Consolidated Statements of Convertible Preferred Stock and Shareholders' Deficit (fuboTV Inc.) - fuboTV Inc. [Member] - USD ($) $ in Thousands	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total Stockholders Equity [Member]
Balance at Dec. 31, 2017	$ 76,107	$ 2	$ 9,848	$ (97,246)	$ (87,396)
Balance, shares at Dec. 31, 2017	9,107,159	2,025,262
Issuance of Series D convertible preferred stock, net of issuance costs	$ 69,377
Issuance of Series D convertible preferred stock, net of issuance costs, shares	2,980,435
Exercise of stock options			84		84
Exercise of stock options, shares		42,378
Issuance of restricted stock
Issuance of restricted stock, shares		8,677
Stock-based compensation			952		952
Net loss				$ (129,312)	$ (129,312)
Balance at Dec. 31, 2018	$ 145,484	$ 2	10,884	(226,558)	(215,672)
Balance, shares at Dec. 31, 2018	12,087,594	2,076,317
Exercise of stock options			$ 2		$ 2
Exercise of stock options, shares		1
Stock-based compensation			376		376
Issuance of Series E convertible preferred stock, net of issuance costs	$ 61,190
Issuance of Series E convertible preferred stock, net of issuance costs, shares	2,152,593
Net loss				(37,783)	(37,783)
Balance at Mar. 31, 2019	$ 206,454	$ 2	11,262	(264,341)	(253,077)
Balance, shares at Mar. 31, 2019	14,240,187	2,076,318
Balance at Dec. 31, 2018	$ 145,484	$ 2	10,884	(226,558)	(215,672)
Balance, shares at Dec. 31, 2018	12,087,594	2,076,317
Exercise of stock options			$ 174		$ 174
Exercise of stock options, shares		81,050
Stock-based compensation			1,511		1,511
Issuance of Series E convertible preferred stock, net of issuance costs	$ 101,757
Issuance of Series E convertible preferred stock, net of issuance costs, shares	3,528,051
Net loss				(173,701)	(173,701)
Balance at Dec. 31, 2019	$ 247,241	$ 2	12,569	(400,259)	(387,688)
Balance, shares at Dec. 31, 2019	15,615,645	2,157,367
Exercise of stock options			$ 18		$ 18
Exercise of stock options, shares		4,820
Stock-based compensation			368		368
Net loss				$ (35,958)	$ (35,958)
Balance at Mar. 31, 2020	$ 247,241	$ 2	$ 12,955	$ (436,217)	$ (423,260)
Balance, shares at Mar. 31, 2020	15,615,645	2,162,187